Other Receivables and Prepayments, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Receivables And Prepayments Net [Abstract]
Rental deposits	$ 43,838	$ 33,178
Prepaid expenses	271,965	129,286
Advances to employees	47
Other receivables	315,850	162,464
Less: reserve for doubtful accounts	(48,069)	(34,041)
Other receivables, net	$ 267,781	$ 128,423